Investment Objectives and Goals - Franklin Institutional U.S. Government Money Market Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.